Fair value of assets and liabilities - Sensitivity analysis of level 3 instruments (Details) - Level 3 [member] - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	€ 68	€ 45
Negative fair value movements from using reasonable possible alternatives	(26)	(30)
Financial assets at fair value through profit or loss [member] | Equity (equity derivatives, structured notes) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	27	3
Negative fair value movements from using reasonable possible alternatives	(19)	(27)
Financial assets at fair value through profit or loss [member] | Interest rates (Rates derivatives, FX derivatives) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	12	15
Negative fair value movements from using reasonable possible alternatives		(1)
Financial assets at fair value through profit or loss [member] | Credit (Debt securities, Loans, structured notes, credit derivatives) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	28	27
Negative fair value movements from using reasonable possible alternatives	€ (7)	€ (2)